Right of use asset and lease liability (Details - Lease liability)	9 Months Ended
Mar. 31, 2022 CAD ($)
Right Of Use Asset And Lease Liability
Balance at June 30, 2021	$ 0
Additions	427,263
Discount on future commitment	(54,023)
Lease liability at March 31, 2022	$ 373,240